Accounting policies - Changes in the financial instruments classified as Level 3 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in financial instruments, Assets
Assets at beginning/end of period	€ 8,543
Level 2
Changes in financial instruments, Assets
Assets at beginning/end of period	146,468	€ 149,711	€ 140,659
Assets at beginning/end of period	149,711	140,659
Changes in financial instruments, Liabilities
Liabilities at beginning of period	132,582	127,991
Liabilities at end of period	124,098	132,582	127,991
Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	8,543	6,651	4,473
Purchases	9,247	5,047	418
Sales	(8,051)	(2,119)	(333)
Changes in fair value recognized in profit or loss	311	261	18
Changes in fair value recognized in equity	(390)	(190)	(269)
Transfers out of Level 3 of fair value hierarchy, assets	316	(851)
Level reclassifications into Level 3			(1,189)
Other	459	30	(96)
Assets at beginning/end of period	6,651	4,473	3,546
Changes in financial instruments, Liabilities
Liabilities at beginning of period	1,074	442	196
Purchases	44	434	181
Sales	(17)	(17)	(95)
Changes in fair value recognized in profit or loss	118	76	8
Transfers out of Level 3 of fair value hierarchy, liabilities	(128)
Transfers into Level 3 of fair value hierarchy, liabilities		143	(161)
Other	(186)	(4)	(9)
Liabilities at end of period	905	1,074	442
Other | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period		2
Liabilities at end of period			2
Financial liabilities held for trading | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	290	289	182
Purchases	40	136	41
Sales	(14)	(12)	(95)
Changes in fair value recognized in profit or loss	130	45	9
Transfers out of Level 3 of fair value hierarchy, liabilities	(96)	(164)
Transfers into Level 3 of fair value hierarchy, liabilities			(161)
Other	(55)	(4)
Liabilities at end of period	295	290	289
Financial liabilities held for trading | Derivatives | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	290	289	182
Purchases	40	136	41
Sales	(14)	(12)	(95)
Changes in fair value recognized in profit or loss	130	45	9
Transfers out of Level 3 of fair value hierarchy, liabilities	(96)	(164)
Transfers into Level 3 of fair value hierarchy, liabilities			(161)
Other	(55)	(4)	(9)
Liabilities at end of period	295	290	289
Financial liabilities held for trading | Swaps | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	115	111	100
Purchases	8	6	0
Sales	0	(5)	(7)
Changes in fair value recognized in profit or loss	(7)	(17)	(7)
Transfers out of Level 3 of fair value hierarchy, liabilities	(26)
Transfers into Level 3 of fair value hierarchy, liabilities		20	(28)
Other	(9)	0	(3)
Liabilities at end of period	81	115	111
Financial liabilities held for trading | Exchange rate options | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	1	7	9
Purchases	0	1	0
Sales	0	0	0
Changes in fair value recognized in profit or loss	2	0	(2)
Transfers out of Level 3 of fair value hierarchy, liabilities	0	(7)	0
Other	(2)	0	0
Liabilities at end of period	1	1	7
Financial liabilities held for trading | Interest rate option | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	34	26	19
Purchases	11	0	0
Sales	(2)	0	(1)
Changes in fair value recognized in profit or loss	6	8	(1)
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities			(10)
Other	0	0	(1)
Liabilities at end of period	49	34	26
Financial liabilities held for trading | Index and securities options | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	88	143	41
Purchases	21	79	41
Sales	(8)	(7)	(87)
Changes in fair value recognized in profit or loss	95	51	25
Transfers out of Level 3 of fair value hierarchy, liabilities	(70)	(177)
Transfers into Level 3 of fair value hierarchy, liabilities			(128)
Other	(29)	(1)	(5)
Liabilities at end of period	97	88	143
Financial liabilities held for trading | Securities and interest rate futures | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	2	0
Purchases	0	3
Sales	0	0
Changes in fair value recognized in profit or loss	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Other	0	(1)
Liabilities at end of period	2	2	0
Financial liabilities held for trading | Other | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	50	2	13
Purchases	0	47	0
Sales	(4)	0	0
Changes in fair value recognized in profit or loss	34	3	(6)
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0	(5)
Other	(15)	(2)	0
Liabilities at end of period	65	50	2
Derivatives | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	0	6	7
Purchases		0	0
Sales		0	0
Changes in fair value recognized in profit or loss		0	(1)
Transfers out of Level 3 of fair value hierarchy, liabilities		(6)	0
Other		0	0
Liabilities at end of period		0	6
Derivatives | Swaps | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	0	6	7
Purchases		0
Sales		0	0
Changes in fair value recognized in profit or loss		0	(1)
Transfers out of Level 3 of fair value hierarchy, liabilities		(6)	0
Other		0	0
Liabilities at end of period		0	6
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	784	147	7
Purchases	4	298	140
Sales	(3)	(5)	0
Changes in fair value recognized in profit or loss	(12)	31	0
Transfers out of Level 3 of fair value hierarchy, liabilities	(32)		0
Transfers into Level 3 of fair value hierarchy, liabilities		313
Other	(131)	0	0
Liabilities at end of period	610	784	147
Financial assets held for trading | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	740	598	738
Purchases	52	142	85
Sales	(98)	(80)	(60)
Changes in fair value recognized in profit or loss	330	115	(16)
Transfers out of Level 3 of fair value hierarchy, assets	(45)	(317)
Level reclassifications into Level 3			(312)
Other	(97)	0	(20)
Assets at beginning/end of period	598	738	437
Financial assets held for trading | Debt instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	7	65
Purchases	7
Sales	(27)
Changes in fair value recognized in profit or loss	1
Transfers out of Level 3 of fair value hierarchy, assets	0
Other	(39)
Assets at beginning/end of period	65
Financial assets held for trading | Equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	3	0
Purchases	3
Sales	0
Changes in fair value recognized in profit or loss	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Other	0
Assets at beginning/end of period	0
Financial assets held for trading | Debt and equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period		65	153
Purchases		34	22
Sales		(38)	(40)
Changes in fair value recognized in profit or loss		4	2
Transfers out of Level 3 of fair value hierarchy, assets		(88)
Level reclassifications into Level 3			(141)
Other		0	(4)
Assets at beginning/end of period	65	153	32
Financial assets held for trading | Derivatives | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	730	533	585
Purchases	42	108	63
Sales	(71)	(42)	(20)
Changes in fair value recognized in profit or loss	329	111	(18)
Transfers out of Level 3 of fair value hierarchy, assets	(45)	(229)
Level reclassifications into Level 3			(171)
Other	(58)	0	(16)
Assets at beginning/end of period	533	585	405
Financial assets held for trading | Swaps | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	272	182	185
Purchases	0	10	0
Sales	(8)	(14)	(8)
Changes in fair value recognized in profit or loss	116	22	4
Transfers out of Level 3 of fair value hierarchy, assets	(8)	(20)
Level reclassifications into Level 3			(4)
Other	(10)	(1)	(4)
Assets at beginning/end of period	182	185	189
Financial assets held for trading | Exchange rate options | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	22	8	2
Purchases	0	0	0
Sales	0	0	0
Changes in fair value recognized in profit or loss	15	6	(2)
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Other	(1)	0	1
Assets at beginning/end of period	8	2	5
Financial assets held for trading | Interest rate option | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	241	177	149
Purchases	15	0	0
Sales	(12)	(5)	(3)
Changes in fair value recognized in profit or loss	61	33	(16)
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Level reclassifications into Level 3			(8)
Other	0	0	(2)
Assets at beginning/end of period	177	149	162
Financial assets held for trading | Index and securities options | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	94	95	198
Purchases	25	48	41
Sales	(43)	(18)	(1)
Changes in fair value recognized in profit or loss	85	50	(35)
Transfers out of Level 3 of fair value hierarchy, assets	(38)	(182)
Level reclassifications into Level 3			(195)
Other	(30)	(1)	(7)
Assets at beginning/end of period	95	198	5
Financial assets held for trading | Other | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	101	71	51
Purchases	2	50	22
Sales	(8)	(5)	(8)
Changes in fair value recognized in profit or loss	52	0	31
Transfers out of Level 3 of fair value hierarchy, assets		(27)	(36)
Level reclassifications into Level 3	(1)
Other	(17)	2	(2)
Assets at beginning/end of period	71	51	44
Derivatives | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period		0	21
Purchases		0	0
Sales		0	0
Changes in fair value recognized in profit or loss		0	3
Transfers out of Level 3 of fair value hierarchy, assets		(21)	0
Other		0	0
Assets at beginning/end of period	0	21	18
Derivatives | Swaps | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period		0	21
Purchases		0	0
Sales		0	0
Changes in fair value recognized in profit or loss		0	3
Transfers out of Level 3 of fair value hierarchy, assets		(21)	0
Other		0	0
Assets at beginning/end of period	0	21	18
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	649	664	876
Purchases	280	55	105
Sales	(45)	(16)	0
Changes in fair value recognized in profit or loss	17	65	19
Transfers out of Level 3 of fair value hierarchy, assets	(91)	(261)
Level reclassifications into Level 3			(699)
Other	(176)	(55)	53
Assets at beginning/end of period	664	876	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	467	582	115
Purchases	116	35	105
Sales	(30)	(7)	0
Changes in fair value recognized in profit or loss	15	66	14
Transfers out of Level 3 of fair value hierarchy, assets	(41)		0
Level reclassifications into Level 3		386
Other	(175)	(13)	(4)
Assets at beginning/end of period	582	115	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Credit institutions | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	163	50	201
Purchases	164	0
Sales	0	0	0
Changes in fair value recognized in profit or loss	(1)	0	(1)
Transfers out of Level 3 of fair value hierarchy, assets	(50)	(151)
Level reclassifications into Level 3			(202)
Other	0	0	0
Assets at beginning/end of period	50	201	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	19	32	560
Purchases	0	20	0
Sales	(15)	(9)	0
Changes in fair value recognized in profit or loss	3	(1)	6
Transfers out of Level 3 of fair value hierarchy, assets	0	(496)
Level reclassifications into Level 3			(497)
Other	(1)	(42)	57
Assets at beginning/end of period	32	560	0
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	934	1,601	1,403
Purchases	120	426	66
Sales	(292)	(325)	(35)
Changes in fair value recognized in profit or loss	(36)	81	12
Transfers out of Level 3 of fair value hierarchy, assets	(119)	0
Level reclassifications into Level 3			(31)
Other	(340)	16	(36)
Assets at beginning/end of period	1,601	1,403	1,365
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	134	675	481
Purchases	0	199	0
Sales	(144)	(7)	(7)
Changes in fair value recognized in profit or loss	(63)	(10)	(29)
Transfers out of Level 3 of fair value hierarchy, assets		0
Level reclassifications into Level 3	2		(1)
Other	(336)	12	(2)
Assets at beginning/end of period	675	481	518
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	505	550	462
Purchases	16	101	10
Sales	(12)	(66)	(6)
Changes in fair value recognized in profit or loss	15	70	21
Transfers out of Level 3 of fair value hierarchy, assets	(91)	0
Level reclassifications into Level 3			(30)
Other	27	(17)	25
Assets at beginning/end of period	550	462	382
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	295	376	460
Purchases	104		56
Sales	(136)		(22)
Changes in fair value recognized in profit or loss	12		20
Transfers out of Level 3 of fair value hierarchy, assets	(30)		0
Other	(31)		(59)
Assets at beginning/end of period	376	460	465
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans and advances | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period		376	460
Purchases		126
Sales		(252)
Changes in fair value recognized in profit or loss		21
Transfers out of Level 3 of fair value hierarchy, assets		0
Other		21
Assets at beginning/end of period	376	460
Financial assets at fair value through other comprehensive income | Level 3
Changes in financial instruments, Assets
Assets at beginning/end of period	6,220	3,788	1,435
Purchases	8,795	4,424	162
Sales	(7,616)	(1,698)	(238)
Changes in fair value recognized in profit or loss	0	0	0
Changes in fair value recognized in equity	(390)	(190)	(269)
Transfers out of Level 3 of fair value hierarchy, assets		(252)
Level reclassifications into Level 3	571		(147)
Other	1,072	69	(93)
Assets at beginning/end of period	€ 3,788	€ 1,435	€ 1,726